Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Total income	[1]	£ 11,621	£ 10,790
UK [member]
Disclosure of operating segments [line items]
Total income	[1]	5,989	5,873
Europe [member]
Disclosure of operating segments [line items]
Total income	[1]	1,199	788
Americas [member]
Disclosure of operating segments [line items]
Total income	[1]	3,776	3,591
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	[1]	20	40
Asia [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 637	£ 498

[1]

The geographical analysis is now based on the location of office where the transactions are recorded, whereas in the prior year it was based on counterparty location. The approach was changed at year-end 2019 and is better aligned to the geographical view of the business following the implementation of structural reform. Prior year comparatives have been restated .